Patents and Other Intangible Assets - Schedule of Future Amortization of Patents and Other Intangible Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 465
2021	465
2022	424
2023	344
2024	337
Thereafter	860
Total	$ 2,895	$ 3,349